CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 6,132	[1]	$ 6,439	[1]
Accounts and Notes Receivable, net of allowance	4,496	[1]	3,240	[1]
Unbilled revenue	6,029	[1]	580	[1]
Due from related companies	141	[1]	123	[1]
Inventories, net	688	[1]	628	[1]
Other receivables and prepayments	2,105	[1]	1,772	[1]
Current portion of long-term receivables	0	[1]	1,393	[1]
Current portion of net investment in sales-type leases	0	[1]	1,210	[1]
Total Current Assets	19,591		15,385
Non-current assets
Property and Equipment, net	13,358	[1]	13,541	[1]
Intangible assets	632	[1]	633	[1]
Net investment in sales-type leases, less current portion	0	[1]	333	[1]
Total Assets	33,581		29,892
Current liabilities
Accounts payable	1,606	[1]	775	[1]
Advances from customers	9,062	[1]	1,528	[1]
Other payables and accruals	111	[1]	167	[1]
Taxes payable	1,545	[1]	1,673	[1]
Amounts due to related parties	2	[1]	2	[1]
Dividend payable	842	[1]	817	[1]
Total Current Liabilities	13,168		4,962
Stockholders' equity
Ordinary share ($0.01 par value, 100,000,000 shares authorized, 1,405,000 shares issued and outstanding as of September 30, 2013 and 2012, respectively)	14		14
Additional paid in capital	22,233	[1]	22,233	[1]
Appropriated retained earnings	1,615	[1]	1,615	[1]
Unappropriated retained earnings	(7,648)	[1]	(2,515)	[1]
Accumulated other comprehensive income	4,199	[1]	3,583	[1]
Total Shareholders' Equity	20,413		24,930
Total Liabilities and Shareholders' Equity	$ 33,581		$ 29,892

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).